Equity Incentive Plans - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Stock Options	1,048,000
Options granted, Stock Options	2,124,000	1,048,000
Outstanding, Stock Options	3,172,000	1,048,000
Options vested and exercisable, Stock Options	695,000	349,000
Outstanding, Weighted Average Exercise Price	$ 19.00
Options granted, Weighted Average Exercise Price	19.02	$ 19.00
Outstanding, Weighted Average Exercise Price	19.01	19.00
Options vested and exercisable, Weighted Average Exercise Price	$ 18.70	$ 19.00
Outstanding, Outstanding, Weighted Average Remaining Contractual Life	9 years 8 months 12 days	10 years
Options granted, Weighted Average Remaining Contractual Life	10 years	10 years
Outstanding, Outstanding, Weighted Average Remaining Contractual Life	9 years 8 months 12 days	10 years
Options vested and exercisable, Weighted Average Remaining Contractual Life	9 years 6 months	10 years
Outstanding, Aggregate Intrinsic Value	$ 15